Marketable securities - Schedule of marketable securities (Details) - Level 1 [Member] - CAD ($)	Feb. 28, 2022	Feb. 28, 2021
Marketable Securities [Line Items]
Total Fair Value	$ 0	$ 488,684
Callable Shares [Member]
Marketable Securities [Line Items]
Quantity	0
Average cost	$ 0
Market price/ unit	$ 0
Total Fair Value	$ 0	310,529
Short term bond ETF [Member]
Marketable Securities [Line Items]
Quantity	0
Average cost	$ 0
Market price/ unit	$ 0
Total Fair Value	$ 0	166,267
Publicly traded common shares [Member]
Marketable Securities [Line Items]
Quantity	0
Average cost	$ 0
Market price/ unit	$ 0
Total Fair Value	$ 0	$ 11,888